Fair Value Measurements - Additional Information (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Write-downs to OREO	$ 0	$ 0	$ 0